RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2021
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 6 – RELATED PARTY TRANSACTIONS

Related party transactions are measured at the exchange amount, which is the amount of consideration established and agreed to by the related parties. Related parties are natural persons or other entities that have the ability, directly, or indirectly, to control another party or exercise significant influence over the party in making financial and operating decisions. Related parties include other parties that are subject to common control or that are subject to common significant influences.

During the nine month period ended March 31, 2022, there were transactions incurred between the Company and Shannon Wilkinson, Director, CEO, CFO, Secretary and Treasurer of the Company, for management fees and contractor fees for a total of $66,500 (March 31, 2021 - $81,000) and net wages of $34,099 (March 31, 2021 - $Nil).

During the nine month period ended March 31, 2022, there were transactions incurred between the Company and Troy Wilkinson, Director and President of the Company, for management fees and contractor fees for a total of $107,500 (March 31, 2021 - $Nil).

During the nine month period ended March 31, 2021, there were transactions incurred between the Company and Chris White, Director and CISO of the Company, for management fees of $12,500 (March 31, 2021 - $Nil) and net wages of $25,620 (March 31, 2021 - $Nil).

NOTE 6 – RELATED PARTY TRANSACTIONS

Related party transactions are measured at the exchange amount, which is the amount of consideration established and agreed to by the related parties. Related parties are natural persons or other entities that have the ability, directly, or indirectly, to control another party or exercise significant influence over the party in making financial and operating decisions. Related parties include other parties that are subject to common control or that are subject to common significant influences.

On the date of incorporation 8,000,000 shares were issued to directors and founders at par value as per the following in exchange for concept and services valued at $8,000: Shannon Wilkinson, Director, CEO, CFO, Secretary, Treasurer: 3,000,000; Troy Wilkinson, Director, President: 3,000,000; Michael De Valera, Director: 1,000,000; and Stephen Seminew, Co-Founder 1,000,000.

During the year ended June 30, 2021, there were transactions incurred between the Company and Shannon Wilkinson, Director, CEO, CFO, Secretary and Treasurer for management fees of $134,750 (June 30, 2020 - $29,700) and reimbursement of expenses incurred on behalf of the Company. As of June 30, 2021, included in due to related parties, is $Nil (June 30, 2020 - $1,308) due to this officer.

During the year ended June 30, 2021, there were transactions incurred between the Company and Chris White, Director and President of the Company for management fees of $32,500 (June 30, 2020 - $Nil). As of June 30, 2021, included in due to related parties, is $Nil (June 30, 2020 - $Nil) due to this officer.

During the year ended June 30, 2021, there were transactions incurred between the Company and other related parties for management fees of $Nil (June 30, 2020 - $5,000) and reimbursement of expenses incurred on behalf of the Company. As of June 20, 2021, included in due to related parties, is $Nil (June 30, 2020 - $50) due to them.